Time Charter, Voyage and Port Terminal Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OTHER EXPENSES [Abstract]
Fuel	$ 10,471	$ 11,839	$ 13,901
Time charter	1,564	1,521	1,307
Ports payroll and related costs	7,971	6,304	5,657
Docking expenses	3,272	3,287	3,299
Maritime and regulatory fees	578	610	909
Towing expenses	2,597	2,297	1,612
Other expenses	7,164	6,281	6,879
Total	$ 33,617	$ 32,139	$ 33,564